DEFERRED INCOME TAXES - Source of Changes in Deferred Tax Balances and Income Tax Related Contingent Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in deferred tax liability (asset) [abstract]
Increase (decrease) in deferred tax liability (asset)	$ (54)	$ (448)
Deferred tax expense (income) recognised in profit or loss	385	(448)
Increase (decrease) through business combinations, deferred tax liability (asset)	(475)	0
Increase (decrease) in income tax payable	43	(2)
Income tax relating to components of other comprehensive income	(7)	2
Tax contingent liability [member]
Changes in deferred tax liability (asset) [abstract]
Estimated financial effect of contingent liabilities	46	48
Estimated financial effect of tax contingent liabilities, increase (decrease) based on tax positions related to the current year	1	0
Reductions for tax positions of prior years	(39)	(2)
Property, plant and equipment related temporary differences [Member]
Changes in deferred tax liability (asset) [abstract]
Increase (decrease) in deferred tax liability (asset)	(42)	(573)
Decommissioning, restoration and rehabilitation costs related temporary differences [Member]
Changes in deferred tax liability (asset) [abstract]
Increase (decrease) in deferred tax liability (asset)	(37)	15
Unused tax losses [member]
Changes in deferred tax liability (asset) [abstract]
Increase (decrease) in deferred tax liability (asset)	(37)	(88)
Unused tax credits [member]
Changes in deferred tax liability (asset) [abstract]
Increase (decrease) in deferred tax liability (asset)	64	48
Inventory related temporary differences [Member]
Changes in deferred tax liability (asset) [abstract]
Increase (decrease) in deferred tax liability (asset)	(178)	28
Other working capital related temporary differences [Member]
Changes in deferred tax liability (asset) [abstract]
Increase (decrease) in deferred tax liability (asset)	119	121
Other temporary differences [member]
Changes in deferred tax liability (asset) [abstract]
Increase (decrease) in deferred tax liability (asset)	$ 57	$ 1